Presentation and preparation of the consolidated financial statements and significant accounting policies (Details Text) (Detail)	12 Months Ended
Dec. 31, 2017
Presentation and preparation of the consolidated financial statements and significant accounting policies (Details Text)
Collection is expected	one year
Distributions of dividends and interest on own capital to the PagSeguro Brazil Group shareholders	1.00%
Costs are amortized, basis over the estimated useful life - Software
Presentation and preparation of the consolidated financial statements and significant accounting policies (Details Text)
Intagible assets with useful life defined	three to five years
Software licenses
Presentation and preparation of the consolidated financial statements and significant accounting policies (Details Text)
Intagible assets with useful life defined	five years
Income tax
Presentation and preparation of the consolidated financial statements and significant accounting policies (Details Text)
Currently defined tax rates	25.00%
Social contribution
Presentation and preparation of the consolidated financial statements and significant accounting policies (Details Text)
Currently defined tax rates	9.00%